Convertible Preferred Stock - consisted of preferred stock (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Preferred Stock Issued and Outstanding	13,669,161	14,077,350
Carrying Value	$ 136,691,000	$ 140,774,000
Evolv Technologies Holdings Inc [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	207,390,039	207,390,039		201,898,140
Preferred Stock Issued and Outstanding	204,703,793	204,703,793	204,703,793	196,217,618	114,375,397
Carrying Value	$ 75,877,000	$ 75,877,000	$ 75,877,000	$ 72,883,000	$ 43,441,000
Liquidation Preference	$ 77,100,000	$ 77,100,000		$ 74,000,000
Common Stock Issuable Upon Conversion	213,951,905	213,951,905		205,465,730
Evolv Technologies Holdings Inc [Member] | Series A-1 Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized	67,156,152	67,156,152		67,156,152
Preferred Stock Issued and Outstanding	64,469,906	64,469,906		64,469,906
Carrying Value	$ 18,394,000	$ 17,910,000		$ 17,910,000
Liquidation Preference	$ 18,000,000	$ 18,000,000		$ 18,000,000
Common Stock Issuable Upon Conversion	64,469,906	64,469,906		64,469,906
Evolv Technologies Holdings Inc [Member] | Series A Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized	9,233,677	9,233,677		9,233,677
Preferred Stock Issued and Outstanding	9,233,677	9,233,677		9,233,677
Carrying Value	$ 11,321,000	$ 11,321,000		$ 11,321,000
Liquidation Preference	$ 11,819,000	$ 11,819,000		$ 11,819,000
Common Stock Issuable Upon Conversion	18,481,789	18,481,789		18,481,789
Evolv Technologies Holdings Inc [Member] | Series B-1 Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized	90,328,396	90,328,396		84,836,497
Preferred Stock Issued and Outstanding	90,328,396	90,328,396		81,842,221
Carrying Value	$ 31,953,000	$ 31,953,000		$ 28,959,000
Liquidation Preference	$ 32,997,000	$ 32,997,000		$ 29,897,000
Common Stock Issuable Upon Conversion	90,328,396	90,328,396		81,842,221
Evolv Technologies Holdings Inc [Member] | Series B Preferred Stock
Temporary Equity [Line Items]
Preferred Stock Authorized	40,671,814	40,671,814		40,671,814
Preferred Stock Issued and Outstanding	40,671,814	40,671,814		40,671,814
Carrying Value	$ 14,209,000	$ 14,209,000		$ 14,209,000
Liquidation Preference	$ 14,284,000	$ 14,284,000		$ 14,284,000
Common Stock Issuable Upon Conversion	40,671,814	40,671,814		40,671,814